Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2012
Document And Entity Information
Entity Registrant Name	Play LA Inc.
Entity Central Index Key	0001378553
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	Yes
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 893,204
Entity Common Stock, Shares Outstanding	12,221,912
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 43,644	$ 34,276
Accounts receivable	40,957	78,110
Notes receivable (Note 4)	110,000
Total current assets	194,601	112,386
Equipment, net (Notes 3 & 5)		356
Goodwill (Note 6)	119,009	119,009
Other intangible assets, net (Note 7)	70,025	99,854
Total	189,034	218,863
TOTAL ASSETS	383,635	331,606
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable & accrued liabilities (Note 8)	230,621	209,163
Convertible notes payable - related party (Note 11)	350,000	518,744
Total liabilities	580,621	727,907
STOCKHOLDERS' EQUITY
Common stock, no par value, 50,000,000 shares authorized, 12,221,912 and 11,751,912 issued and outstanding (as of December 31, 2012 and 2011, respectively)	$ 1,364,375	$ 1,293,875
Common stock, shares subscribed	30,000
Additional paid in capital	856,345	852,533
Accumulated deficit	(2,408,374)	(2,503,377)
Other comprehensive loss	(39,332)	(39,332)
Total	(196,986)	(396,301)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 383,635	$ 331,606

Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
STOCKHOLDERS' EQUITY
Common Stock; Par Value
Common Stock; Shares Authorized	50,000,000	50,000,000
Common Stock; Shares Issued	12,221,912	11,751,912
Common Stock; Shares Outstanding	12,221,912	11,751,912

Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUE
Sales	$ 471,876	$ 640,664	$ 709,484
Cost of sales	(46,041)	(335,725)	(763,671)
Gross Profit	425,835	304,939	(54,187)
EXPENSES
Depreciation and Amortization	30,545	45,098	84,282
Management fees	81,500	35,500	24,000
Professional fees	35,605	27,055	56,587
Directors fees	38,250
Investor relations fees			87,065
Goodwill impairment			39,403
General and administration fees	107,081	108,745	318,281
Total	292,981	216,398	609,518
Gain/(Loss) from operations	132,854	88,541	(663,705)
OTHER EXPENSES:
Interest on loans	(27,923)	(44,549)	(31,885)
Amortization of debt discount (Note 11)			(350,000)
Foreign exchange loss/gain	(9,928)	6,312
Net income (loss)	95,003	50,304	(1,045,590)
Other comprehensive item
Foreign currency translation loss			(10,337)
Net income (loss) and comprehensive income (loss) for the year	$ 95,003	$ 50,304	$ (1,055,927)
Basic earnings (loss) per share	$ 0.008	$ 0.004	$ (0.09)
Diluted earnings (|loss) per share	$ 0.007	$ 0.003	$ (0.09)
Weighted average number of shares outstanding
Basic	11,976,639	11,719,912	11,886,718
Diluted	13,376,639	14,920,826	11,886,718

Statements of Stockholder's Equity (Deficit) (USD $)	Common Stock	Shares Subscribed	Additional Paid-In Capital	Accumulated Deficit	Accumulated Comprehensive Loss	Treasury Stock	Total
Beginning Balance, Amount at Dec. 31, 2009	$ 1,190,900		$ 323,267	$ (1,508,091)	$ (28,995)		$ (22,919)
Beginning Balance, Shares at Dec. 31, 2009	11,550,000
Fair value of vested options issued			128,629				128,629
Common stock issued for services at $0.51, Amount	198,600					(95,625)	102,975
Common stock issued for services at $0.51, Shares	389,412
Beneficial conversion feature			350,000				350,000
Net loss for the year				(1,045,590)	(10,337)		(1,055,927)
Ending Balance, Amount at Dec. 31, 2010	1,389,500		801,896	(2,553,681)	(39,332)	(95,625)	(497,242)
Ending Balance, Shares at Dec. 31, 2010	11,939,412
Fair value of vested options issued			50,637				50,637
Beneficial conversion feature
Common stock cancelled, Amount	(95,625)					95,625
Common stock cancelled, Shares	(187,500)
Net loss for the year				50,304			50,304
Ending Balance, Amount at Dec. 31, 2011	1,293,875		852,533	(2,503,377)	(39,332)		(396,301)
Ending Balance, Shares at Dec. 31, 2011	11,751,912
Fair value of vested options issued			3,812				3,812
Beneficial conversion feature
Common stock issued for services at $0.15, Amount	70,500						70,500
Common stock issued for services at $0.15, Shares	470,000
Shares subscribed, not issued		30,000					30,000
Net loss for the year				95,003			95,003
Ending Balance, Amount at Dec. 31, 2012	$ 1,364,375	$ 30,000	$ 856,345	$ (2,408,374)	$ (39,332)		$ (196,986)
Ending Balance, Shares at Dec. 31, 2012	12,221,912

Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net income/(loss)	$ 95,003	$ 50,304	$ (1,045,590)
Adjustments to reconcile net cash flows from operating activities
Depreciation and amortization	30,654	45,098	84,282
Impairment of goodwill			39,403
Shares issued for services	70,500		31,875
Amortization of debt discount			350,000
Stock options expense	3,812	50,637	128,629
Changes in operating assets and liabilities
Accounts receivable	37,153	12,606	(46,380)
Note receivable	(110,000)
Accounts payable	21,458	(102,168)	158,766
Net cash flows used in operating activities	148,580	56,477	(299,015)
Cash flows from investing activities
Capital assets - computers			(1,066)
Payment for intangible assets	(468)	(658)	(1,500)
Net cash flows used in investing activities	(468)	(658)	(2,566)
Cash flows from financing activities
Shares subscriptions received but not issued	30,000
Repayment of notes payable	(168,744)	(128,216)
Proceeds from notes payable			350,000
Net cash flows used in financing activities	(138,744)	(128,216)	350,000
Effect of translation on cash			(10,337)
Net increase(decrease) in cash	9,368	(72,397)	38,082
Cash and cash equivalents, beginning of period	34,276	106,673	68,591
Cash and cash equivalents, end of period	43,644	34,276	106,673
Supplemental disclosure:
Interest paid on notes	27,923	44,549	31,885
Interest tax paid
Non-cash financing and investing activities:
Common stock issued for services (directors' fees)	70,500
Common stock issued for purchase of assets			71,100
Beneficial conversion feature on convertible promissory notes			$ 350,000

Organization	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 1 - Organization

Play LA Inc. ("the Company"), a Tortola, British Virgin Island holding company, was incorporated under the International Business Companies Act on September 27, 2005. The principal business of the Company was to identify and acquire businesses and assets relating to online content publishing and internet advertising solutions for online gaming operators. Specifically, the Company’s roll-up strategy has focused primarily on the United Kingdom (“UK”) and Western European based online gaming content websites to create a comprehensive, customized, and responsive advertising network to service the advertising and promotional needs of online gaming operations. Substantially all of the Company's efforts have been directed towards raising capital and developing a corporate structure. Effective May 1st, 2007, the Company acquired two online advertising websites. These websites were the Company’s first acquisitions. Advertising revenues are generated through these websites. Since the revenue generated is consistent, the Company is deemed to have emerged from the development stage as of the acquisition date. The Company’s common shares are publicly traded on the OTC Bulletin Board under the ticker symbol, “PLLAF.”

Going Concern Uncertainties	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 2 - Going Concern Uncertainties

The accompanying financial statements have been prepared in conformity with generally accepted accounting principles in the United States, which contemplate continuation of the Company as a going concern. However, the Company has limited operations and has sustained operating losses in recent years resulting in an accumulated deficit. In view of these matters, realization of a major portion of the assets in the accompanying balance sheet is dependent upon the continued operations of the Company, which in turn is dependent upon the Company's ability to meet its financing requirements, and the success of its future operations.

The Company has incurred net income from operations of $95,003 for the year ended December 31, 2012 but has an accumulated deficit of $2,408,373 as at December 31, 2012. The Company's ability to continue as a going concern is in substantial doubt and is dependent upon obtaining additional financing and/or achieving a sustainable profitable level of operations. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. The Company may seek additional funding in the form of equity financing from the sale of common stock and/or seek to obtain short-term loans in order to support existing operations and expand the range of its business. There is no assurance that such additional funds will be available for the Company on acceptable terms, if at all. The issuances of additional equity securities by the Company would result in a dilution in the equity interests of its current stockholders. There are no current arrangements in place for equity funding or short term loans.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 3 - Significant Accounting Policies

A summary of the significant accounting policies applied in the presentation of the accompanying financial statements follows:

(a) Principles of Accounting

These financial statements are stated in U.S. Dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America. The functional currency of the Company is U.S. Dollars.

(b) Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Management makes its best estimate of the ultimate outcome for these items based on historical trends and other information available when the financial statements are prepared. Changes in estimates are recognized in accordance with the accounting rules for the estimate, which is typically in the period when new information becomes available to management. Actual results could differ from those estimates.

(c) Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents. The Company occasionally has cash deposits in excess of insured limits provided by the financial institutions. The Company places its cash and cash equivalents with high credit quality financial institutions.

(d) Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded net of allowances for doubtful accounts and reserves for returns. In the normal course of business, the Company extends credit to customers that satisfy predefined credit criteria. The Company is required to estimate the collectability of its receivables. Allowances for doubtful accounts are established through the evaluation of accounts receivable aging and prior collection experience to estimate the ultimate realization of these receivables. At December 31, 2012 and 2011, management determined that no allowance was necessary.

(e) Equipment

Equipment is capitalized and amortized over its estimated useful life of 3 years on a straight line basis.

(f) Intangible Assets

Intangible assets with indefinite lives are not amortized but rather are tested at least annually for impairment. Intangible assets with definite lives are amortized over their estimated useful life as follows:

Source code	2 years
URL	10 years
Web-site contents	5 years
Subscribers list	1 year
Client accounts	2 years
Trade name	2 years

(g) Goodwill

Goodwill represents the excess of the cost of a business combination over the fair value of the net assets acquired. We are required to test goodwill for impairment, at the reporting unit level, annually and when events or circumstances indicate the fair value of a reporting unit may be below its carrying value. A reporting unit is an operating segment or sub-segment to which goodwill is assigned when initially recorded. At present, we only have one reporting unit. We assign goodwill to reporting units based on our integration plans.

We perform our annual goodwill impairment test as at year end and monitor for interim triggering events on an ongoing basis. Goodwill is reviewed for impairment utilizing a two-step process. The first step requires us to compare the fair value of each reporting unit, which we primarily determine using an income approach based on the net present value of discounted cash flows, to the respective carrying value, which includes goodwill. For the years ended December 31, 2012 and December 31, 2011, we determined that there was no impairment.

In our December 31, 2010 assumptions, we A) used a 15% Stabilized period EBITDA annual growth rate, which is based upon management's expectations, historical data and industry expertise B) used a 2.5X Cash flow multiple for terminal value, which has been based upon the multiple the Company was valued at for December 2009 and C) used a 20% Discount rate for NPV of cash flows, that has been based upon the weighted average cost of capital. In our December 31, 2011 assumptions, we used a 10% Stabilized period EBITDA annual growth rate to reflect Management’s estimation of a slight reduction in annual growth rate. Our cash flow multiple and discount rate remained the same as in our 2010 calculations. If the fair value of the reporting unit exceeds its carrying value, the goodwill is not considered impaired. If the carrying value is higher than the fair value, there is an indication that impairment may exist and the second step is required. In step two, the implied fair value of goodwill is calculated as the excess of the fair value of a reporting unit over the fair values assigned to its assets and liabilities. If the implied fair value of goodwill is less than the carrying value of the reporting unit, then impairment exists. At December 31, 2012 and 2011, management has determined that there was no impairment. At December 31, 2010, there was an impairment of $39,403. The circumstances leading up to the impairment at December 31, 2010 originated from an internal review of our impairment test, and the ensuing reduction in the 3.5X multiple of cash flows used in the calculation of terminal value, to a 2.5X multiple. We changed the 3.5X multiple used in our annual impairment testing performed in March 2010, down to a 2.5X multiple when we reviewed our impairment testing in September, 2010, due to an overall review of the company’s operations in a changing business climate. This caused us to not only thoroughly review our goodwill impairment process again, but to take a more conservative approach to valuing the goodwill. The actual goodwill impairment of $39,403 was $5,472 higher than the $33,931 estimated in the 3rd quarter of 2010 due to net cash flows coming in $6,848 less than estimated in the 3rd quarter.

(h) Long-Lived Assets Impairment Other Than Goodwill

Long-term assets of the Company are reviewed when changes in circumstances suggest their carrying value has become impaired, pursuant to guidance established Accounting Standard Update (“ASU”) 360, “Accounting for the Impairment or Disposal of Long-Lived Assets”. Management considers assets to be impaired if the carrying value exceeds the future projected cash flows from related operations (undiscounted and without interest charges).

(i) Fair Value of Financial Instruments

Accounting Standards Codification subtopic 825-10, Financial Instruments (“ASC 825-10”) requires disclosure of the fair value of certain financial instruments. Fair value estimates of financial instruments are made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair values.

The fair value of financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and short term note - related party, approximate their carrying values since they are short term in nature and they are receivable or payable on demand.

Management is of the opinion that the Company is exposed to significant interest or credit risks arising from the bank-held assets. The Company is operating outside the United States of America and has significant exposure to foreign currency risk due to the fluctuation of the currency in which the Company operates and the U.S. dollar.

The Company currently has no assets and liabilities that it values at fair value on a periodic basis.

(j) Comprehensive Income

The Company has adopted Accounting Standards Codification 220 “Reporting Comprehensive Income”, which establishes standards for reporting and display of comprehensive income, its components and accumulated balances. The Company is disclosing this information on its Statement of Stockholders' Equity. Comprehensive income comprises equity except those resulting from investments by owners and distributions to owners.

(k) Income Taxes

The company is registered in the British Virgin Islands and will not be conducting business in the United States. It is therefore not subject to or liable for any United States income taxes. Currently there is no income tax in the British Virgin Islands.

(l) Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standard Codifications subtopic 605-10, Revenue Recognition (“ASC 605-10”) which requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) the selling price is fixed and determinable; and (4) collectability is reasonably assured. Determination of criteria (3) and (4) are based on management’s judgments regarding the fixed nature of the selling prices of the products delivered and the collectability of those amounts.

The Company’s revenues for the year ended December 31, 2012 consisted of revenues from advertisement services. The company currently utilizes various types of advertising models to generate revenue as follows: 1) flat rate paid advertising campaigns; 2) paid Sponsorship campaigns; 3) CPA (performance based) campaigns and 4) CPM (cost per thousand viewers) . The company enters into short term paid and sponsorship advertising contracts, for periods of one to three months. The company collects the payments for flat rate and sponsorship campaigns in advance of running the campaigns and revenue is recognized ratably over the campaign period. The Company collects the payments for CPA and CPM campaigns within 30 days after each month-end results. Revenue is recognized for CPA and CPM campaigns when a contract has been signed, the fee is fixed and determinable, delivery of the service has occurred, and the collection is probable.

(m) Advertising Expenses

The Company expenses advertising costs as incurred. The Company incurred no advertising expenses as of December 31, 2012 and 2011.

(n) Net Loss per Share

Basic net loss per share (“EPS”) is based on the weighted average number of common shares outstanding and diluted EPS is based on the weighted average number of common shares outstanding and dilutive common stock equivalents. Basic EPS is computed by dividing net loss (numerator) applicable to common stockholders by the weighted average number of common shares outstanding (denominator) for the period. All EPS presented in the financial statements are basic EPS as defined by Accounting Standards Codification 260, "Earnings Per Share". No diluted earnings per share are disclosed when the effect would be anti-diluted.

In 2012, there were 1,843,084 potentially dilutive securities outstanding in the form of convertible promissory notes (3,203,120 in 2011).

All per share and per share information are adjusted retroactively to reflect stock splits and changes in par value. Fully diluted shares outstanding were 13,819,723 and 14,923,032 for the years ended December 31, 2012 and 2011, respectively.

(o) Concentration of Credit Risk

The Company places its cash and cash equivalents with a high credit quality financial institution. The Company maintains United States Dollars, Pound Sterling and European Euros at a bank in the Caribbean that are not insured. Revenue is derived in geographic locations outside the United States. The advertising business in Europe accounts for all of the revenue of the Company to date.

The Company is subject to risk arising from foreign currency exchange fluctuations. The Company’s clients are located in foreign countries. The Company’s financial results may be affected by factors such as foreign exchange rates or economic conditions in foreign markets. Since the functional currency is denominated in U.S. dollars, a strengthening or weakening of the dollar will affect the Company’s financial statements due to the fluctuating dollar. Monetary assets and liabilities denominated in foreign currencies are affected by changes in the exchange rate between the U.S. dollar and foreign currencies.

The Company’s revenues earned from advertising for the year ended December 31, 2012 includes 36%, 21% and 12% of the Company’s total revenues from three customers. These three customers represent 24%, 19% and 10% of the Company’s accounts receivable, respectively. The Company’s revenues earned from advertising for the year ended December 31, 2011 includes 21%, 19% and 14% of the Company’s total revenues from three customers. Two of these three customers represent 18% and 16% of Company’s accounts receivable.

(p) Foreign Currency Conversion

The Company is located and operating outside of the United States of America. The functional currency of the Company is the U.S. Dollar. At the transaction date, each asset, liability, revenue and expense is converted into U.S. dollars by the use of the exchange rate in effect at that date. At the period end, monetary and non-monetary assets and liabilities are re-measured by using the exchange rate in effect at that date. The resulting foreign exchange gains and losses are included in operations.

(q) Related Parties

Related parties are affiliates of the enterprise; entities for which investments are accounted for by the equity method by the enterprise; trusts for the benefit of employees, such as pension and profit-sharing trusts that are managed by or under the trusteeship of management; principal owners of the enterprise; its management; members of the immediate families of principal owners of the enterprise and its management; and other parties with which the enterprise may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. Another party also is a related party if it can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

(r) Stock Based Compensation

The Company follows the guideline under Accounting Standards Codification subtopic 718-10 Compensation (“ASC 718-10”) for all stock based compensation plans, including employee stock options, restricted stock, employee stock purchase plans and stock appreciation rights, which requires that all share-based payments to both employees and non-employees be recognized in the income statement based on their fair values.

As at December 31, 2012, there no outstanding stock options as all of the options were cancelled by the Company. As at December 31, 2011, there were outstanding stock options to purchase 965,000 shares of common stock, of which 928,750 shares were vested.

(s) New Accounting Pronouncements

Management does not believe that any other recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying financial statements.

Notes Receivable	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 4 - Notes Receivable

On July 27, 2012, the Company entered into an agreement with NFC Data Inc., (see Note 13) whereby it agreed to lend a principal sum of US $130,000 advanced to the borrower in aggregate, from time to time, at an interest rate of 4% per annum. At December 31, 2012, $110,000 was advanced to the borrower. The notes receivable was due and payable by March 31, 2013 but was payment was not received by that date and the loan is delinquent. Subsequent to the year end, the Company has funded further amounts, bringing the total advanced to $222,500 as at April 11, 2013.

Equipment	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 5 - Equipment

Equipment consists of the following:

	December 31, 2012
		Accumulated
	Cost	Depreciation	Net
Computer	$1,066	$1,066	$-

	December 31, 2011
		Accumulated
	Cost	Depreciation	Net
Computer	$1,066	$710	$356

During the years ended December 31, 2012 and 2011, depreciation expenses charged to operations was $356 and $355, respectively

Goodwill	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 6 - Goodwill	Goodwill consisted of the following as at December 31, 2012 and 2011: .
	Cost	Impairment	Net

Goodwill	$158,412	$39,403	$119,009

Intangible Assets	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 7 - Intangible Assets

Intangible assets consist of the following:

	December 31, 2012
		Accumulated
	Cost	Amortization	Net
Source code	$19,615	$19,615	$-
URL	51,041	22,616	28,425
Web-site content	178,456	136,856	41,600
Subscribers list	56,845	52,845	-
Client accounts	98,070	98,070	-
Trade name	7,846	7,846	-
	$411,873	$341,848	$70,025

	December 31, 2011
		Accumulated
	Cost	Amortization	Net
Source code	$19,615	$19,615	$-
URL	50,573	17,549	33,024
Web-site content	178,456	111,626	66,830
Subscribers list	56,845	56,845	-
Client accounts	98,070	98,070	-
Trade name	7,846	7,846	-
	$411,405	$311,551	$99,854

During the years ended December 31, 2012 and 2011, amortization expenses charged to operations was $30,297 and $44,743, respectively.

The estimated amortization expense is as follows for each of the years ending December 31:

2013	$25,067
2014	25,104
2015	6,704
2016	5,104
2017	5,104
Thereafter	2,942
Total	$70,025

Accounts payable and accrued expenses	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 8 - Accounts payable and accrued expenses

Accounts payable and accrued expenses consist of the following:

	December 31,
	2012	2011
Accounts payable	$21,921	$10,618
Payable for assets acquired (Note 12)	121,125	115,875
Accrued Interest	49,453	32,786
Deferred revenue	29,122	39,884
Accrued liabilities	9,000	10,000
Total	$230,621	$209,163

Common Stock	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 9 - Common Stock

During the year ended December 31, 2012, the Company issued 470,000 common shares for services rendered at $0.15 per share to officers, directors and consultants of the Company. The per share price was based on the fair value price, discounted for the lack of market transactions at the time of issuance.

During the year ended December 31, 2012, the Company received $30,000 from an accredited investor for 120,000 common shares of the Company valued at $0.25 per share. The shares have not been issued.

During the year ended December 31, 2011, the Company cancelled 187,500 common shares issued for services rendered at $0.51 per share for the total amount of $95,625, and returned the shares back to treasury.

Stock Options	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 10 - Stock Options

During the year ended December 31, 2012, the Company cancelled all outstanding stock options.

Transactions involving stock options for the past three years are summarized as follows:

	Number of Options	Weighted Average Exercise Price

Outstanding at December 31, 2009:	1,200,000	$0.40
Granted	380,000	0.62
Exercised	-	-
Expired	(320,000)	0.42
Outstanding at December 31, 2010:	1,260,000	0.46
Granted	-	-
Exercised	-	-
Expired	(295,000)	0.59
Outstanding at December 31, 2011	965,000	0.42
Cancelled	(965,000)	0.42
Outstanding at December 31, 2012	NIL	$-

On May 15, 2009, the Board of Directors of the Company granted an aggregate of 1,200,000 stock options to directors, officers and consultants. The underlying stock options are exercisable at $0.40 per share and shall expire the earlier of May 15, 2014 or on the Optionee’s termination date with the Company plus 30 days, as to the vested portion only on the date of termination.

The fair value of the stock options granted was determined using the Black-Scholes option value model with the following assumptions:

	2010	2009

Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.41% to 2.55%	2.01%
Expected volatility	45.75% - 64.14%	44.20%
Expected option life (in years)	5 yrs	5 yrs

Expected volatility was based on the Company’s historical share price.

For the 2009 stock options, the Company recognized $3,812 in compensation expense associated with the stock options prior to it being cancelled. The Company recognized $19,688 in compensation expense associated with the stock options as of December 31, 2011 and $99,972 in compensation expense for the period ended December 31, 2010.

During the year ended December 31, 2010, the Board of Directors of the Company granted an aggregate of 380,000 stock options to consultants. The underlying stock options expire in 5 years or on the Optionee’s termination date with the Company plus 30 days, as to the vested portion only on the date of termination as follows. The stock options are vested every 6 months starting from the grant date for a period of 2 years. After the 2 years, the stock options are fully vested. The Company recognized $28,657 in compensation expense associated with the stock options granted during the year ended December 31, 2010 and recognized $30,970 in compensation expense for the period ended December 31, 2011.

In accordance to the Company’s stock option plan, an optionee may exercise his options at anytime within 30 days following the termination of the optionee’s relationship with the Company. An aggregate of 295,000 and 320,000 unexercised stock options from consultants that no longer provide services to the Company were forfeited during the year ended December 31, 2011 and 2010, respectively.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 11 - Related Party Transactions

During the twelve months ended December 31, 2012 and 2011, the Company paid rent of $2,400 and $2,400, respectively, for its office in Barbados to a company with a director in common.

During the twelve months ended December 31, 2012 and 2011, the Company paid $101,500 and $35,500, in management fees respectively to officers of the Company.

During the twelve months ended December 31, 2012 and 2011, the Company paid $89,250 and $NIL, in directors fees respectively to directors of the Company

Convertible Promissory Notes Payable

In 2009, the Company issued two convertible promissory notes totalling $296,960 with one of its shareholders. The promissory notes were due on demand and unsecured. Each promissory note was convertible into shares of the Company’s common stock at a conversion rate equal to $0.25 per share at the option of the holder. The Company recognized and measured an aggregate of 100% of the proceeds, representing the intrinsic value of the imbedded amended beneficial conversion feature, to additional paid in capital and a discount against the note issued. As the notes were due on demand, the discount was amortized immediately as a charge to income in 2009. One of the notes was for $96,960 with interest at 10% per annum. The other note, for $200,000, had an interest rate of 7% per annum. The Company accrued interest expenses of $3,356 and $20,048 for the years ended December 31, 2012 and 2011, respectively. At December 31, 2011, the $96,960 note had been repaid. The other convertible promissory note had a remaining principal balance of $168,744 at December 31, 2011. It was repaid in total during 2012.

In 2010, the Company issued an additional convertible promissory note of $350,000 at 7% interest rate per annum to the same shareholder. The promissory note is due on demand, unsecured with a conversion rate of $0.25 per common share at the option of the holder. The Company recognized and measured an aggregate of 100% of the proceeds, representing the intrinsic value of the imbedded amended beneficial conversion feature, to additional paid in capital and a discount against the note issued. As the note was due on demand, the discount was amortized immediately as a charge to income in 2010. The Company accrued interest expenses of $24,567 and $24,500 for the year ended December 31, 2012 and 2011, respectively.

Summary of notes payable

		Accrued
Loan	Loan	Interest		Amount
Date	Amount	to date	Total	Paid	Outstanding
Jan 26 ‘09	96,960	24,793	121,753	121,753	-
May 08 ‘09	200,000	40,443	240,443	240,443	-
Aug 31 ‘10	350,000	57,256	407,256	7,804	399,452

	$646,960	$122,492	$769,452	$370,000	$399,452

General Security Agreement

On April 16, 2011, the Company entered into a General Security Agreement with respect to the notes payable establishing a security position over all Company assets. New terms for the loans, were established and are set out as follows:

a.	Monthly interest and principal minimum payment of $10,000 shall commence beginning June 1, 2011 and shall be paid monthly thereafter
b.	The entire loan amount outstanding shall be repaid on the earlier of

i) At the option of the Company, at any time after November 2011

ii) 36 months from the date of April 16, 2011

iii) The date of demand by the shareholder in the event of the occurrence of an event of default under this agreement or change in the business of the Company

As at December 31, 2012, the Company has repaid the lender an aggregate of principal and interest totaling $370,000 ($190,000 as at December 31, 2011).

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 12 - Commitments and Contingencies

Purchase of Assets

On February 24, 2010, the Company entered into an agreement with Chongster Ltd. to acquire www.arsenal-mania.com, a leading UK football fan website. The purchase price comprise of the following:

a.	Issuance of 139,412 shares in the capital stock of the Company to the value of $71,100 (£45,000)
b.	Payment of £20,000 30 days after the closing
c.	Payment of £20,000 60 days after the closing
d.	Payment of £20,000 90 days after the closing
e.	Payment of £50,000 or 25% of the website net operating profits for the 1st year period following closing, whichever is greater, within 45 days of the 1st anniversary of the closing
f.	Payment of £25,000 or 15% of the website net operating profits for the 2nd year period following closing, whichever is greater, within 45 days of the 2nd anniversary of the closing

Payment of the balance of the purchase price was secured by an escrow agreement. During the year ended December 31, 2012, the Company is in default of its payment of $121,125 (£75,000) to Chongster Ltd. which (£50,000) was due April 10, 2011 and a subsequent (£25,000) was due April 10, 2012. The Company is subject to a penalty interest rate of 4% above the Bank of London prime rate of 0.5%. During the year ended December 31, 2010, the Company paid $92,816 (£60,000) in respect to the cash portion of the agreement and issued 139,412 common shares of the Company which was valued at $71,100. Accordingly, Items a, b, c, and d have been satisfied and completed. The balance of $121,125 (£75,000) of which $80,750 (£50,000) was due April 10, 2011 and a further $40,375 (£25,000) was due April 10, 2012 is shown in the accounts payable and accrued liabilities. Total interest accrued on the balance at year end was $8,356 ($3,472 at December 31, 2011) which is also included in accounts payables.

Entry to a Material Agreement	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 13 - Entry to a Material Agreement

On December 12, 2012, the Company entered into a Share Purchase Agreement in which the Company will acquire all the issued and outstanding shares of NFC Data Inc., a corporation organized under the laws of the British Virgin Islands, such that upon completion of the this transaction, NFC Data Inc. will become a wholly owned subsidiary.

The Share Purchase Agreement provides for the issuance of 30,000,000 common shares at a deemed price of US $0.25 per share, for an aggregate consideration of US $7,500,000. The shares issued will be issued pursuant to transactional exemptions from the prospectus delivery and registration requirements of the Securities Act of 1933, as amended. As required by applicable securities laws, the shares will have applicable resale restrictions and hold periods imposed by the applicable federal, state, and local laws of the United States, and of each foreign jurisdiction of the shareholders.

The closing of the transactions is anticipated to be early 2013 or as soon as legally practicable. Conditions precedent to the closing of the transaction shall be subject to completion of a due diligence review by both companies; receipt of approvals and third party consents of the boards of directors of Play LA and NFC Data shareholders and regulatory authorities; and completion of audited financial statements.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 14 - Subsequent Events

Subsequent to December 31, 2012, the Company received $42,500 from accredited investors for 170,000 common shares of the Company valued at $0.25 per share. The shares have not been issued by the Company.

Subsequent to December 31, 2012, the Company repaid $20,000 towards the outstanding notes payable.

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies Policies
Principles of Accounting

These financial statements are stated in U.S. Dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America. The functional currency of the Company is U.S. Dollars.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Management makes its best estimate of the ultimate outcome for these items based on historical trends and other information available when the financial statements are prepared. Changes in estimates are recognized in accordance with the accounting rules for the estimate, which is typically in the period when new information becomes available to management. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity of three months or less to be cash equivalents. The Company occasionally has cash deposits in excess of insured limits provided by the financial institutions. The Company places its cash and cash equivalents with high credit quality financial institutions.

Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded net of allowances for doubtful accounts and reserves for returns. In the normal course of business, the Company extends credit to customers that satisfy predefined credit criteria. The Company is required to estimate the collectability of its receivables. Allowances for doubtful accounts are established through the evaluation of accounts receivable aging and prior collection experience to estimate the ultimate realization of these receivables. At December 31, 2012 and 2011, management determined that no allowance was necessary.

Equipment	Equipment is capitalized and amortized over its estimated useful life of 3 years on a straight line basis.
Intangible Assets

Intangible assets with indefinite lives are not amortized but rather are tested at least annually for impairment. Intangible assets with definite lives are amortized over their estimated useful life as follows:

Source code	2 years
URL	10 years
Web-site contents	5 years
Subscribers list	1 year
Client accounts	2 years
Trade name	2 years

Goodwill

Goodwill represents the excess of the cost of a business combination over the fair value of the net assets acquired. We are required to test goodwill for impairment, at the reporting unit level, annually and when events or circumstances indicate the fair value of a reporting unit may be below its carrying value. A reporting unit is an operating segment or sub-segment to which goodwill is assigned when initially recorded. At present, we only have one reporting unit. We assign goodwill to reporting units based on our integration plans.

We perform our annual goodwill impairment test as at year end and monitor for interim triggering events on an ongoing basis. Goodwill is reviewed for impairment utilizing a two-step process. The first step requires us to compare the fair value of each reporting unit, which we primarily determine using an income approach based on the net present value of discounted cash flows, to the respective carrying value, which includes goodwill. For the years ended December 31, 2012 and December 31, 2011, we determined that there was no impairment.

In our December 31, 2010 assumptions, we A) used a 15% Stabilized period EBITDA annual growth rate, which is based upon management's expectations, historical data and industry expertise B) used a 2.5X Cash flow multiple for terminal value, which has been based upon the multiple the Company was valued at for December 2009 and C) used a 20% Discount rate for NPV of cash flows, that has been based upon the weighted average cost of capital. In our December 31, 2011 assumptions, we used a 10% Stabilized period EBITDA annual growth rate to reflect Management’s estimation of a slight reduction in annual growth rate. Our cash flow multiple and discount rate remained the same as in our 2010 calculations. If the fair value of the reporting unit exceeds its carrying value, the goodwill is not considered impaired. If the carrying value is higher than the fair value, there is an indication that impairment may exist and the second step is required. In step two, the implied fair value of goodwill is calculated as the excess of the fair value of a reporting unit over the fair values assigned to its assets and liabilities. If the implied fair value of goodwill is less than the carrying value of the reporting unit, then impairment exists. At December 31, 2012 and 2011, management has determined that there was no impairment. At December 31, 2010, there was an impairment of $39,403. The circumstances leading up to the impairment at December 31, 2010 originated from an internal review of our impairment test, and the ensuing reduction in the 3.5X multiple of cash flows used in the calculation of terminal value, to a 2.5X multiple. We changed the 3.5X multiple used in our annual impairment testing performed in March 2010, down to a 2.5X multiple when we reviewed our impairment testing in September, 2010, due to an overall review of the company’s operations in a changing business climate. This caused us to not only thoroughly review our goodwill impairment process again, but to take a more conservative approach to valuing the goodwill. The actual goodwill impairment of $39,403 was $5,472 higher than the $33,931 estimated in the 3rd quarter of 2010 due to net cash flows coming in $6,848 less than estimated in the 3rd quarter.

Long-Lived Assets Impairment Other Than Goodwill

Long-term assets of the Company are reviewed when changes in circumstances suggest their carrying value has become impaired, pursuant to guidance established Accounting Standard Update (“ASU”) 360, “Accounting for the Impairment or Disposal of Long-Lived Assets”. Management considers assets to be impaired if the carrying value exceeds the future projected cash flows from related operations (undiscounted and without interest charges).

Fair Value of Financial Instruments

Accounting Standards Codification subtopic 825-10, Financial Instruments (“ASC 825-10”) requires disclosure of the fair value of certain financial instruments. Fair value estimates of financial instruments are made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair values.

The fair value of financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and short term note - related party, approximate their carrying values since they are short term in nature and they are receivable or payable on demand.

Management is of the opinion that the Company is exposed to significant interest or credit risks arising from the bank-held assets. The Company is operating outside the United States of America and has significant exposure to foreign currency risk due to the fluctuation of the currency in which the Company operates and the U.S. dollar.

The Company currently has no assets and liabilities that it values at fair value on a periodic basis.

Comprehensive Income

The Company has adopted Accounting Standards Codification 220 “Reporting Comprehensive Income”, which establishes standards for reporting and display of comprehensive income, its components and accumulated balances. The Company is disclosing this information on its Statement of Stockholders' Equity. Comprehensive income comprises equity except those resulting from investments by owners and distributions to owners.

Income Taxes

The company is registered in the British Virgin Islands and will not be conducting business in the United States. It is therefore not subject to or liable for any United States income taxes. Currently there is no income tax in the British Virgin Islands.

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standard Codifications subtopic 605-10, Revenue Recognition (“ASC 605-10”) which requires that four basic criteria must be met before revenue can be recognized: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred; (3) the selling price is fixed and determinable; and (4) collectability is reasonably assured. Determination of criteria (3) and (4) are based on management’s judgments regarding the fixed nature of the selling prices of the products delivered and the collectability of those amounts.

The Company’s revenues for the year ended December 31, 2012 consisted of revenues from advertisement services. The company currently utilizes various types of advertising models to generate revenue as follows: 1) flat rate paid advertising campaigns; 2) paid Sponsorship campaigns; 3) CPA (performance based) campaigns and 4) CPM (cost per thousand viewers) . The company enters into short term paid and sponsorship advertising contracts, for periods of one to three months. The company collects the payments for flat rate and sponsorship campaigns in advance of running the campaigns and revenue is recognized ratably over the campaign period. The Company collects the payments for CPA and CPM campaigns within 30 days after each month-end results. Revenue is recognized for CPA and CPM campaigns when a contract has been signed, the fee is fixed and determinable, delivery of the service has occurred, and the collection is probable.

Advertising Expenses	The Company expenses advertising costs as incurred. The Company incurred no advertising expenses as of December 31, 2012 and 2011.
Net Loss per Share

Basic net loss per share (“EPS”) is based on the weighted average number of common shares outstanding and diluted EPS is based on the weighted average number of common shares outstanding and dilutive common stock equivalents. Basic EPS is computed by dividing net loss (numerator) applicable to common stockholders by the weighted average number of common shares outstanding (denominator) for the period. All EPS presented in the financial statements are basic EPS as defined by Accounting Standards Codification 260, "Earnings Per Share". No diluted earnings per share are disclosed when the effect would be anti-diluted.

In 2012, there were 1,843,084 potentially dilutive securities outstanding in the form of convertible promissory notes (3,203,120 in 2011).

All per share and per share information are adjusted retroactively to reflect stock splits and changes in par value. Fully diluted shares outstanding were 13,819,723 and 14,923,032 for the years ended December 31, 2012 and 2011, respectively.

Concentration of Credit Risk

The Company places its cash and cash equivalents with a high credit quality financial institution. The Company maintains United States Dollars, Pound Sterling and European Euros at a bank in the Caribbean that are not insured. Revenue is derived in geographic locations outside the United States. The advertising business in Europe accounts for all of the revenue of the Company to date.

The Company is subject to risk arising from foreign currency exchange fluctuations. The Company’s clients are located in foreign countries. The Company’s financial results may be affected by factors such as foreign exchange rates or economic conditions in foreign markets. Since the functional currency is denominated in U.S. dollars, a strengthening or weakening of the dollar will affect the Company’s financial statements due to the fluctuating dollar. Monetary assets and liabilities denominated in foreign currencies are affected by changes in the exchange rate between the U.S. dollar and foreign currencies.

The Company’s revenues earned from advertising for the year ended December 31, 2012 includes 36%, 21% and 12% of the Company’s total revenues from three customers. These three customers represent 24%, 19% and 10% of the Company’s accounts receivable, respectively. The Company’s revenues earned from advertising for the year ended December 31, 2011 includes 21%, 19% and 14% of the Company’s total revenues from three customers. Two of these three customers represent 18% and 16% of Company’s accounts receivable.

Foreign Currency Conversion

The Company is located and operating outside of the United States of America. The functional currency of the Company is the U.S. Dollar. At the transaction date, each asset, liability, revenue and expense is converted into U.S. dollars by the use of the exchange rate in effect at that date. At the period end, monetary and non-monetary assets and liabilities are re-measured by using the exchange rate in effect at that date. The resulting foreign exchange gains and losses are included in operations.

Related Parties

Related parties are affiliates of the enterprise; entities for which investments are accounted for by the equity method by the enterprise; trusts for the benefit of employees, such as pension and profit-sharing trusts that are managed by or under the trusteeship of management; principal owners of the enterprise; its management; members of the immediate families of principal owners of the enterprise and its management; and other parties with which the enterprise may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. Another party also is a related party if it can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

Stock Based Compensation

The Company follows the guideline under Accounting Standards Codification subtopic 718-10 Compensation (“ASC 718-10”) for all stock based compensation plans, including employee stock options, restricted stock, employee stock purchase plans and stock appreciation rights, which requires that all share-based payments to both employees and non-employees be recognized in the income statement based on their fair values.

As at December 31, 2012, there no outstanding stock options as all of the options were cancelled by the Company. As at December 31, 2011, there were outstanding stock options to purchase 965,000 shares of common stock, of which 928,750 shares were vested.

New Accounting Pronouncements	Management does not believe that any other recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying financial statements.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies Tables
Intangible assets amortization period

Intangible assets with definite lives are amortized over their estimated useful life as follows:

Source code	2 years
URL	10 years
Web-site contents	5 years
Subscribers list	1 year
Client accounts	2 years
Trade name	2 years

Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Equipment Tables
Equipment	Equipment consists of the following:
	December 31, 2012
		Accumulated
	Cost	Depreciation	Net

Computer	$1,066	$1,066	$-

	December 31, 2011
	Cost	Accumulated Depreciation	Net

Computer	$1,066	$710	$356

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill Tables
Goodwill	Goodwill consisted of the following as at December 31, 2012 and 2011: .
	Cost	Impairment	Net

Goodwill	$158,412	$39,403	$119,009

Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets Tables
Intangible assets

Intangible assets consist of the following:

	December 31, 2012
		Accumulated
	Cost	Amortization	Net
Source code	$19,615	$19,615	$-
URL	51,041	22,616	28,425
Web-site content	178,456	136,856	41,600
Subscribers list	56,845	52,845	-
Client accounts	98,070	98,070	-
Trade name	7,846	7,846	-
	$411,873	$341,848	$70,025

	December 31, 2011
		Accumulated
	Cost	Amortization	Net
Source code	$19,615	$19,615	$-
URL	50,573	17,549	33,024
Web-site content	178,456	111,626	66,830
Subscribers list	56,845	56,845	-
Client accounts	98,070	98,070	-
Trade name	7,846	7,846	-
	$411,405	$311,551	$99,854

Estimated amortization expense	The estimated amortization expense is as follows for each of the years ending December 31:
2013	$25,067
2014	25,104
2015	6,704
2016	5,104
2017	5,104
Thereafter	2,942
Total	$70,025

Accounts payable and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable And Accrued Expenses Tables
Accounts payable and accrued expenses

Accounts payable and accrued expenses consist of the following:

	December 31,
	2012	2011
Accounts payable	$21,921	$10,618
Payable for assets acquired (Note 12)	121,125	115,875
Accrued Interest	49,453	32,786
Deferred revenue	29,122	39,884
Accrued liabilities	9,000	10,000
Total	$230,621	$209,163

Stock Options (Tables)	12 Months Ended
Dec. 31, 2012
Stock Options Tables
Stock options

Transactions involving stock options for the past three years are summarized as follows:

	Number of Options	Weighted Average Exercise Price

Outstanding at December 31, 2009:	1,200,000	$0.40
Granted	380,000	0.62
Exercised	-	-
Expired	(320,000)	0.42
Outstanding at December 31, 2010:	1,260,000	0.46
Granted	-	-
Exercised	-	-
Expired	(295,000)	0.59
Outstanding at December 31, 2011	965,000	0.42
Cancelled	(965,000)	0.42
Outstanding at December 31, 2012	NIL	$-

Fair value of stock options granted

The fair value of the stock options granted was determined using the Black-Scholes option value model with the following assumptions:

	2010	2009

Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.41% to 2.55%	2.01%
Expected volatility	45.75% - 64.14%	44.20%
Expected option life (in years)	5 yrs	5 yrs

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions Tables
Summary of notes payable

Summary of notes payable

		Accrued
Loan	Loan	Interest		Amount
Date	Amount	to date	Total	Paid	Outstanding
Jan 26 ‘09	96,960	24,793	121,753	121,753	-
May 08 ‘09	200,000	40,443	240,443	240,443	-
Aug 31 ‘10	350,000	57,256	407,256	7,804	399,452

	$646,960	$122,492	$769,452	$370,000	$399,452

Going Concern Uncertainties (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Going Concern Uncertainties Details Narrative
Net income/(loss)	$ 95,003	$ 50,304	$ (1,045,590)
Accumulated deficit	$ (2,408,374)	$ (2,503,377)

Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2012
Source code [Member]
Estimated useful life	2 years
URL [Member]
Estimated useful life	10 years
Web-site contents [Member]
Estimated useful life	5 years
Subscribers list [Member]
Estimated useful life	1 year
Client accounts [Member]
Estimated useful life	2 years
Trade name [Member]
Estimated useful life	2 years

Significant Accounting Policies (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impairment of goodwill			$ 39,403
Potentially dilutive securities outstanding in the form of convertible promissory notes	1,843,084	3,203,120
Fully diluted shares outstanding	13,819,723	14,923,032
Stock options to purchase	965,000	965,000
Stock options to vested	928,750
Customer One
Revenues earned from advertising	36.00%	21.00%
Account receivable from major customers	24.00%	18.00%
Customer Two
Revenues earned from advertising	21.00%	19.00%
Account receivable from major customers	19.00%	16.00%
Customer Three
Revenues earned from advertising	12.00%	14.00%
Account receivable from major customers	10.00%

Notes Receivable (Details Narrative) (USD $)	Dec. 31, 2012
Notes Receivable Details Narrative
Advance to borrower	$ 110,000

Equipment (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Net		$ 356
Computer [Member]
Cost	1,066	1,066
Accumulated Depreciation	1,066	710
Net		$ 356

Equipment (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Equipment Details Narrative
Depreciation expenses	$ 356	$ 355

Goodwill (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Net	$ 119,009	$ 119,009
Goodwill [Member]
Cost	158,412	158,412
Impairment	39,403	39,403
Net	$ 119,009	$ 119,009

Intangible Assets (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cost	$ 411,873	$ 411,405
Accumulated Amortization	341,848	311,551
Net	70,025	99,854
Source code [Member]
Cost	19,615	19,615
Accumulated Amortization	19,615	19,615
Net
URL [Member]
Cost	51,041	50,573
Accumulated Amortization	22,616	17,549
Net	28,425	33,024
Web-site contents [Member]
Cost	178,456	178,456
Accumulated Amortization	136,856	111,626
Net	41,600	66,830
Subscribers list [Member]
Cost	56,845	56,845
Accumulated Amortization	52,845	56,845
Net
Client accounts [Member]
Cost	98,070	98,070
Accumulated Amortization	98,070	98,070
Net
Trade name [Member]
Cost	7,846	7,846
Accumulated Amortization	7,846	7,846
Net

Intangible Assets (Details 1) (USD $)	Dec. 31, 2012
Intangible Assets Details 1
2013	$ 25,067
2014	25,104
2015	6,704
2016	5,104
2017	5,104
Thereafter	2,942
Total	$ 70,025

Intangible Assets (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets Details Narrative
Amortization expenses charged to operations	$ 30,297	$ 44,743

Accounts payable and accrued expenses (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable And Accrued Expenses Details
Accounts payable	$ 21,921	$ 10,618
Payable for assets acquired (Note 12)	121,125	115,875
Accrued Interest	49,453	32,786
Deferred revenue	29,122	39,884
Accrued liabilities	9,000	10,000
Total	$ 230,621	$ 209,163

Common Stock (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Common stock value issued	$ 30,000
Common stock shares issued	120,000
Common stock shares issued, per share	$ 0.25
Common shares issued for services rendered, amount	$ 95,625
Company cancelled common shares issued for services rendered	187,500
Common shares issued for services rendered, per share	$ 0.51
Officers, Directors And Consultants
Issuance of common shares for services	470,000
Issuance of common shares for services per share	$ 0.15

Stock Options (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options Details
Beginning balance Options	965,000	1,260,000	1,200,000
Options Granted			380,000
Options Exercised
Options Expired	(965,000)	(295,000)	(320,000)
Options Outstanding at December 31, 2012	0	965,000	1,260,000
Beginning balance Weighted Average Exercise Price			$ 0.4
Weighted Average Exercise Price Granted			$ 0.62
Weighted Average Exercise Price Exercised
Weighted Average Exercise Price Expired	$ 0.42	$ 0.59	$ 0.42
Weighted Average Exercise Price Outstanding at December 31, 2012		$ 0.42	$ 0.46

Stock Options (Details 1)	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2010 Maximum [Member]
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	2.01%	1.41%	2.55%
Expected volatility	44.20%	45.75%	64.14%
Expected option life (in years)	5 years	5 years

Stock Options (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation expense		$ 19,688	$ 99,972
Stock options granted to consultants			380,000
Unexercised stock options from consultants forfeited	(965,000)	(295,000)	(320,000)
Consultant
Compensation expense		$ 30,970	$ 28,657
Stock options granted to consultants			380,000
Unexercised stock options from consultants forfeited		295,000	320,000

Related Party Transactions (Details) (USD $)	Dec. 31, 2012
Loan Amount	$ 646,960
Accrued Interest to date	122,492
Total	769,452
Amount Paid	370,000
Outstanding	399,452
Jan 26, 09
Loan Amount	96,960
Accrued Interest to date	24,793
Total	121,753
Amount Paid	121,753
Outstanding
May 08, 09
Loan Amount	200,000
Accrued Interest to date	40,443
Total	240,443
Amount Paid	240,443
Outstanding
Aug 31, 10
Loan Amount	350,000
Accrued Interest to date	57,256
Total	407,256
Amount Paid	7,804
Outstanding	$ 399,452

Related Party Transactions (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Rent paid	$ 2,400	$ 2,400
Management fees paid	101,500	35,500
Directors fees paid	89,250
Convertible promissory note issued				296,960
Accrued interest expenses	3,356	20,048
Accrued interest expense repaid		96,960
Repaid principal and interest, aggregate		168,744
Issuance of additional convertible promissory note			350,000
Issuance of additional convertible promissory note, interest rate			7.00%
Convertible Notes Payable
Accrued interest expenses	24,567	24,500
General Security Agreement
Repaid principal and interest, aggregate	$ 370,000	$ 190,000

Commitments and Contingencies (Details Narrative) (Chongster Ltd., USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011
Chongster Ltd.
Default of payment	$ 121,125
Amount of cash portion of the agreement paid		92,816
Common shares issued, shares		139,412
Common shares issued, value		71,100
Interest accrued	$ 8,356		$ 3,472